AVAILABLE-FOR-SALE - MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Schedule of Available-For-Sale Securities

	December 31, 2013
	Amortized Cost	Gross Unrealized Gains	Fair Value
Available-for-sale:
Money Market	$1,136	$-	$1,136

	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Fair Value
Available-for-sale:
Money Market	$3,341	$-	$3,341